PROVISION FOR CONTINGENCIES - Civil lawsuits (Details) € in Thousands			1 Months Ended		12 Months Ended
	May 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	May 31, 2016 EUR (€)	Apr. 30, 2015 BRL (R$)	Dec. 31, 2017 BRL (R$) contract item	Dec. 31, 2016 BRL (R$)
Provisions recognized
Provision on legal proceedings					R$ 24,552,350,000	R$ 20,729,429,000
Provision on legal proceedings, non-current					23,033,963,000	19,645,954,000
Amazonas Distribuidora
Provisions recognized
Provision on legal proceedings					R$ 1,060,261,000	965,517,000
Number of legal actions filed | item					18
CEAL
Provisions recognized
Provision on legal proceedings					R$ 356,000,000	R$ 11,111,000
Guarantor obligation | CGTEE
Provisions recognized
Provision on legal proceedings					R$ 314,469,000
Number of contracts recognized for guarantees | contract					4
Litigation settlement amount | €			€ 74,338
Guarantor obligation | CGTEE | Germany
Provisions recognized
Number of hearing conducted in other country | item					3
Declaration of Nullity | Chesf
Provisions recognized
Litigation amount claimed					R$ 350,000,000
Provisional enforcement amount provided by defendant on litigation claimed				R$ 1,035,000,000
Amount of assets attached		R$ 360,000,000
Percentage of invoicing to be attached as per the consortium's petition						25.00%
Amount of funds blocked by the bank	R$ 125,000,000
Provision on legal proceedings, non-current					1,098,566,000
Condemnation additional amount on provisional enforcement					R$ 109,956,000
Condemnation in defeated party fees (as a percent)					10.00%
Additional amount over the principal condemnation amount on provisional enforcement					R$ 100,000,000
Indemnification action | Chesf
Provisions recognized
Provision on legal proceedings, non-current					R$ 161,135,000
Area of land | item					14,400
Litigation settlement amount					R$ 50,000,000
Indemnification action | Eletronorte
Provisions recognized
Provision on legal proceedings					240,709,000	R$ 237,299,000
Expropriation action | Eletronorte
Provisions recognized
Provision on legal proceedings					288,043,000	283,428,000
PARENT COMPANY | Monetary correction claim
Provisions recognized
Provision on legal proceedings					16,596,267,000	13,901,602,000
PARENT COMPANY | Guarantor obligation | AMAZONAS
Provisions recognized
Provision on legal proceedings					545,928,000	531,198,000
PARENT COMPANY | Guarantor obligation | Amazonas Distribuidora
Provisions recognized
Provision on legal proceedings					R$ 12,985,000	R$ 12,635,000